UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 February 02, 2008 to March 01, 2008

 Commission File Number of issuing entity: 333-139693-20

 BNC Mortgage Loan Trust 2007-4
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-139693

 Structured Asset Securities Corporation
 (Exact name of depositor as specified in its charter)

 Lehman Brothers Holdings Inc.
 (Exact name of sponsor as specified in its charter)


 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Not Applicable
 (I.R.S. Employer Identification No.)

 745 Seventh Avenue
 New York, NY                                                    10019
 (Address of principal executive offices of the issuing entity)  (Zip Code)


 (212) 526-7000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A1                               _____    _____    __X___    ____________
  A2                               _____    _____    __X___    ____________
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  A2B                              _____    _____    __X___    ____________
  A3                               _____    _____    __X___    ____________
  A3A                              _____    _____    __X___    ____________
  A3B                              _____    _____    __X___    ____________
  A4                               _____    _____    __X___    ____________
  A4A                              _____    _____    __X___    ____________
  A4B                              _____    _____    __X___    ____________
  M1                               _____    _____    __X___    ____________
  M1A                              _____    _____    __X___    ____________
  M1B                              _____    _____    __X___    ____________
  M2                               _____    _____    __X___    ____________
  M2A                              _____    _____    __X___    ____________
  M2B                              _____    _____    __X___    ____________
  M3                               _____    _____    __X___    ____________
  M3A                              _____    _____    __X___    ____________
  M3B                              _____    _____    __X___    ____________
  M4                               _____    _____    __X___    ____________
  M4A                              _____    _____    __X___    ____________
  M4B                              _____    _____    __X___    ____________
  M5                               _____    _____    __X___    ____________
  M5A                              _____    _____    __X___    ____________
  M5B                              _____    _____    __X___    ____________
  M6                               _____    _____    __X___    ____________
  M6A                              _____    _____    __X___    ____________
  M6B                              _____    _____    __X___    ____________
  M7                               _____    _____    __X___    ____________
  M8                               _____    _____    __X___    ____________
  M9                               _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On March 25, 2008 a distribution was made to holders of BNC Mortgage Loan Trust 2007-4.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of BNC Mortgage Loan Trust 2007-4, relating to the March 25, 2008 distribution.

       (99.2)   Risk Management Group Risk Manager

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 BNC Mortgage Loan Trust 2007-4
 (Issuing Entity)


 Aurora Loan Services LLC
 (Master Servicer)

 /s/ Michele Olds
 Michele Olds, Vice President Servicer Oversight

 Date: April 03, 2008

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of BNC Mortgage Loan Trust 2007-4, relating to the March 25, 2008 distribution.

 EX-99.2         Risk Management Group Risk Manager